Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2020
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2020 mainly includes the following:

Description	Limit 12/31/2020 (million euros)	Currency	Outstanding balance 12/31/2020 (million euros)	Arrangement date	Maturity date	Drawndown 2020 (million euros)	Repayment 2020 (million euros)
Telefónica, S.A.
Bilateral Credit (1)	135	EUR	—	05/14/2019	05/14/2024	—	—
Bilateral loan	—	EUR	150	11/08/2019	03/12/2030	150	—
Bilateral loan	—	EUR	200	12/04/2019	05/06/2027	200	—
Bilateral loan (2)	200	EUR	—	12/18/2020	06/18/2024	—	—
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	175	02/25/2020	03/24/2025	175	—
Syndicated loan (3)	—	USD	204	03/18/2020	03/18/2025	261	(61)
Telefónica Germany GmbH & Co. OHG
EIB Financing (Tranche 2)	150	EUR	—	01/14/2020	07/14/2029	—	—
T. Móviles Chile, S.A.
Bilateral loan (4)	—	USD	114	04/17/2020	09/29/2023	114	—
T. UK Limited
Syndicated loan (5)	—	GBP	—	05/07/2020	09/29/2020	—	—
(1)On February 18, 2020, there was a decrease in the limit of the bilateral credit from 300 million euros to 135 million euros.
(2)The bilateral loan has two annual extension options.
(3)On July 17, 2020, there was an early repayment for USD 70 million, therefore the outstanding amount was from USD 320 million to USD 250 million.
(4)On September 30, 2020, there was an extension of the maturity for the USD 140 million bilateral loan up to 2023.
(5)On September 29, 2020, there was an early repayment of the syndicated loan. The original maturity of the loan was 2021 with two six-months extension options at T. UK Limited request with a maturity up to 2022.
The main debentures and bonds issued by the Group in 2020 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	02/03/2020	02/03/2030	1,000	1,000	EUR	0.664%
EMTN Bond	05/21/2020	08/21/2027	1,250	1,250	EUR	1.201%
EMTN Bond	05/21/2020	05/21/2032	750	750	EUR	1.807%
EMTN Bond	07/13/2020	07/13/2040	500	500	EUR	1.864%
Colombia Telecomunicaciones S.A E.S.P.
Bond	07/17/2020	07/17/2030	500	408	USD	4.950%
The main financing transactions at December 31, 2020 and 2019 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2020	12/31/2019	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	18	USD	15	53	05/03/2011	07/30/2021
Structured Financing (*)	199	USD	162	282	02/22/2013	01/31/2023
Structured Financing (*)	187	USD	152	243	08/01/2013	10/31/2023
Structured Financing (*)	414	USD	338	448	12/11/2015	03/11/2026
Structured Financing (*)	281	EUR	281	341	12/11/2015	03/11/2026
Credit	100	GBP	111	117	05/23/2013	03/01/2023
Bilateral credit (1)	135	EUR	—	—	05/14/2019	05/14/2024
Bilateral loan	—	EUR	200	200	07/11/2019	08/14/2026
Bilateral loan	—	EUR	150	—	11/08/2019	03/12/2030
Bilateral loan	—	EUR	200	—	12/04/2019	05/06/2027
Syndicated	5,500	EUR	—	—	03/15/2018	03/15/2025
Bilateral loan (2)	200	EUR	—	—	12/18/2020	06/18/2024
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	333	408	06/13/2016	06/13/2025
Syndicated (3)	750	EUR	—	—	12/17/2019	12/17/2024
EIB Financing (Tranche 1)	300	EUR	—	—	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	150	EUR	—	—	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	175	—	02/25/2020	03/24/2025
Syndicated (4)	—	USD	204	—	03/18/2020	03/18/2025
Telxius Telecom, S.A.
Syndicated	103	EUR	197	300	12/01/2017	12/01/2024
Bilateral loan	—	EUR	150	150	11/29/2019	11/29/2021
Telefónica Móviles Chile, S.A.
Bilateral loan (5)	—	USD	114	—	04/17/2020	09/29/2023
T. UK Limited
Syndicated (6)	—	GBP	—	—	05/07/2020	09/29/2020
(1) On February 18, 2020, there was a decrease in the limit of the bilateral credit from 300 million euros to 135 million euros.
(2) The bilateral loan has two annual extension options.
(3) The financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.
(4) On July 17, 2020, there was an early repayment for USD 70 million, therefore the outstanding amount was from USD 320 millions to USD 250 millions.
(5) On September 30, 2020, there was an extension of the maturity for the USD 140 million bilateral loan up to 2023.
(6) On September 29, 2020, there was an early repayment of the syndicated loan. The original maturity of the loan was 2021 with two six-months extension options at T. UK Limited request with a maturity up to 2022.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.